Restructuring initiatives	6 Months Ended
Sep. 30, 2019
Restructuring Initiatives [Abstract]
Restructuring initiatives

12. Restructuring initiatives:

Nomura continues to experience a major structural shift such as a breakdown of the traditional investment banking business model, advances in digitization, and demographic shifts due to the shrinking population and aging society in Japan. To respond to the changing environment created by these shifts, Nomura implemented various restructuring initiatives during the year ended March 31, 2019 to swiftly reengineer its business platforms and change its business approach in order to achieve sustainable growth in any business environment. In particular, Nomura has restructured its management reporting framework to eliminate the concept of regions to minimize duplication between businesses and region, reduce the number of corporate functions, downscale unprofitable and low growth businesses and reduce its activities in EMEA.

As a result of these initiatives, Nomura recognized ¥10,348 million of severance costs reported within Non-interest expenses—Compensation and benefits in the consolidated statements of income during the year ended March 31, 2019 and within Nomura’s Wholesale and Other segments. As of March 31, 2019, these costs were reported as liabilities within Other liabilities in the consolidated statements of financial position. Liabilities relating to these restructuring costs (including currency translation adjustments) were ¥1,705 million as of September 30, 2019 of which, ¥8,092 million were subsequently settled during the six months ended September, 2019.

Nomura also recognized ¥4,231 million of branch consolidation costs reported within Non-interest expenses—Occupancy and related depreciation in the consolidated statements of income during the six months ended September 30, 2019 and within Nomura’s Retail and Other segments. As of September 30, 2019, ¥2,767 million were reported as liabilities within Other liabilities.

The most part of changes is expected to be completed during the year ending March 31, 2020. However, the total costs to be incurred going forward are currently under evaluation.